Taxation - Deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Deferred revenue				¥ 163,620	¥ 95,806	¥ 90,311
Accrued expenses and other payables				128,886	82,351	25,984
Advertising expenses in excess of deduction limit				65,674	7,507	312
Net operating tax loss carry forwards				621,035	360,975	176,439
Others				19,036	1,199	909
Total deferred tax assets				998,251	547,838	293,955
Less: valuation allowance	¥ (977,333)	¥ (537,359)	¥ (157,264)	(977,333)	(537,359)	¥ (293,955)
Net deferred tax assets				20,918	¥ 10,479
Deferred tax liabilities
Acquired intangible assets (Note 24)				(46,112)
Total deferred tax liabilities				¥ (46,112)
Movement of the aggregate valuation allowances for deferred tax assets
Balance at January 1	(537,359)	(293,955)	(157,264)
Re-measurement due to applicable preferential tax rate	105		22,502
Addition	(484,445)	(248,896)	(159,690)
Expiration of loss carry forward and impact of disposal of subsidiaries	44,366	5,492	497
Balance at December 31	¥ (977,333)	¥ (537,359)	¥ (293,955)